Share Capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000
BHP Group Limited [member]
Share capital issued
Opening number of shares	3,211,691,105	3,211,691,105	3,211,691,105
Purchase of shares by ESOP Trusts	(6,854,057)	(7,469,236)	(6,481,292)
Employee share awards exercised following vesting	5,902,588	7,339,522	6,945,570
Movement in treasury shares under Employee Share Plans	951,469	129,714	(464,278)
Share bought back and cancelled	(265,839,711)
Closing number of shares	2,945,851,394	3,211,691,105	3,211,691,105
BHP Group Limited [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	3,211,494,259	3,211,623,973
Closing number of shares	2,944,703,079	3,211,494,259	3,211,623,973
BHP Group Limited [member] | Treasury shares [member]
Share capital issued
Opening number of shares	196,846	67,132
Closing number of shares	1,148,315	196,846	67,132
BHP Group Limited [member] | Special Voting share of no par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Limited [member] | DLC Dividend share [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member]
Share capital issued
Opening number of shares	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(274,069)	(679,223)	(225,646)
Employee share awards exercised following vesting	275,984	711,705	940,070
Movement in treasury shares under Employee Share Plans	(1,915)	(32,482)	(714,424)
Closing number of shares	2,112,071,796	2,112,071,796	2,112,071,796
BHP Group Plc [member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,112,030,162	2,111,997,680
Closing number of shares	2,112,032,077	2,112,030,162	2,111,997,680
BHP Group Plc [member] | Treasury shares [member]
Share capital issued
Opening number of shares	41,634	74,116
Closing number of shares	39,719	41,634	74,116
BHP Group Plc [member] | Special Voting share of US$0.50 par value [member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Group Plc [member] | 5.5% Preference shares [member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000